CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net loss	$ (3,648,683)	$ (5,045,420)
Items not involving cash
Depreciation	1,262,319	248,549
Gain on changes in fair value of biological assets	(718,431)	(392,991)
Fair value changes in financial assets	122,713	265,361
Share-based payments	2,022,614	1,954,047
Share of (income) loss from joint venture	(5,812,219)	301,793
Interest accretion expense	81,435	0
Deferred income tax recovery	0	(184,677)
Changes in non-cash operating working capital
Accounts receivable	(888,290)	(114,651)
Due from related parties	(380,662)	(446,941)
Prepaid expenses	(147,943)	(203,549)
Inventory and biological assets	(866,656)	310,835
Accounts payable and accrued liabilities	(777,289)	61,259
Due to related parties	884,950	(112,037)
Net cash flows used in operating activities	(8,866,142)	(3,358,422)
Investing activities
Investment in joint venture (Note 10)	(2,790,000)	(2,000,000)
Acquisition of asset (Note 4)	(388,647)	0
Deposits on equipment	(96,913)	(2,124,240)
Purchase of plant and equipment	(6,012,661)	(2,613,401)
Purchase of intangible assets	(194,959)	(5,183)
Net cash flows used in investing activities	(9,483,180)	(6,742,824)
Financing activities
Payment of lease liabilities	(68,045)	0
Proceeds from prospectus offering	0	33,000,000
Share issuance costs	(153,227)	(162,734)
Repayment of long term debt	(2,503,064)	0
Stock option exercises	784,608	387,727
Interest paid	(88,322)	0
Warrant exercises	0	21,856,623
Net cash flows provided by (used in) financing activities	(2,028,050)	55,081,616
(Decrease)/increase in cash and cash equivalents	(20,377,372)	44,980,370
Cash and cash equivalents, beginning of year	36,042,090	44,523,145
Cash and cash equivalents, end of period	$ 15,664,718	$ 89,503,515